FINANCE LEASE (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Schedule of Maturity Analysis of Lease Receivable
$
Less than 1 year	79,574
One to two years	79,574
Two to three years	79,574
Three to four years	79,574
Four to five years	3,083,430
Total undiscounted lease receivable	3,401,726
Less: Unearned finance income	148,865
Net investment in lease	3,252,861